ACQUISITION, DISPOSITION AND DECONSOLIDATION (Details 2) (USD $)	12 Months Ended	28 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended			4 Months Ended		0 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Jan. 31, 2013 Amicor common stock	Dec. 31, 2012 Amicor common stock	Jan. 31, 2013 Amicor common stock	Dec. 31, 2013 Amicor common stock	Jan. 31, 2012 Amicor common stock	May 31, 2013 Valor Gold common stock	May 24, 2012 Valor Gold common stock	Jan. 26, 2012 Sale of Uranium Exploration Properties Amicor	Dec. 31, 2012 Sale of Uranium Exploration Properties Amicor	Dec. 31, 2013 Sale of Uranium Exploration Properties Amicor	Jul. 26, 2012 Sale of Uranium Exploration Properties Amicor	Jan. 26, 2012 Sale of Uranium Exploration Properties Amicor Amicor common stock	May 24, 2012 Sale of Gold Exploration Properties Valor Gold property	Nov. 30, 2012 Sale of Gold Exploration Properties Valor Gold	Dec. 31, 2012 Sale of Gold Exploration Properties Valor Gold
Sale of exploration properties
Purchase price of Option Agreement for sale of property														$ 10.00
Cash paid for acquisition															$ 2,000,000
Purchase price of properties sold, shares										10,000,000
Interest rate on note receivable issued in sale of gold properties															5.00%
Purchase price of properties sold, promissory note										1,000,000					500,000
Promissory note term from the issuance date										6 months					18 months
Amount collected from note receivable	1,430,000	1,430,000									930,000					500,000
Amount to be raised in private placement by Amicor on or before July 26, 2012 for determination of payment on note receivable remaining balance										1,000,000
Final amount due under the note which Amicor was not required to pay													70,000
Notes receivable, net												0
Fair value of the claims exchanged											0
Gain from the sale of uranium assets	930,000	930,000									930,000
Marketable securities - available for sale		0				0	0		83,333
Number of common shares sold			1,513,333	8,486,667	10,000,000			25,000,000
Net proceeds received from the sale of marketable securities			151,333	1,490,600	1,641,933			1,505,000
Number of Lander County, Nevada exploration properties sold															2
Gain from sale of subsidiaries	$ 2,500,000	$ 2,500,000															$ 2,500,000
Percentage of outstanding common stock acquired															38.60%